UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: CAP Fund, L.P.
Address: Regatta Office Park, West Bay Road, P.O. Box 31106SMB
         Grand Cayman, Cayman Islands

Form 13F File Number:  28-10369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William O. Reimann
Title: Vice President of General Partner of General Partner
Phone: 817/390-8400

Signature, Place, and Date of Signing:


/s/ William O. Reimann      Fort Worth, Texas       November 10, 2008



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

   028-12712              BBT Capital Management, Inc.